UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	CLOSED-END FUNDS – 96.2%
202,566	AllianceBernstein National Municipal Income Fund, Inc.	$2,927,079
160,829	BlackRock Investment Quality Municipal Trust, Inc.	2,658,503
190,624	BlackRock Long-Term Municipal Advantage Trust	2,268,426
47,668	BlackRock Muni Intermediate Duration Fund, Inc.	698,813
8,979	BlackRock Municipal Income Quality Trust	135,224
34,409	BlackRock Municipal Income Trust	524,393
41,364	BlackRock Municipal Income Trust II	655,206
13,296	BlackRock MuniEnhanced Fund, Inc.	164,472
71,915	BlackRock MuniHoldings Quality Fund II, Inc.	1,008,248
30,942	BlackRock MuniYield Quality Fund II, Inc.	432,879
31,724	BlackRock MuniYield Quality Fund III, Inc.	478,398
121,882	BlackRock MuniYield Quality Fund, Inc.	1,980,582
18,500	Deutsche Municipal Income Trust	258,630
247,537	Dreyfus Municipal Bond Infrastructure Fund, Inc.	3,260,062
189,899	Dreyfus Municipal Income Inc	1,840,121
20,557	Dreyfus Strategic Municipal Bond Fund, Inc.	174,940
299,518	Eaton Vance Municipal Bond Fund	3,983,589
142,429	Eaton Vance Municipal Bond Fund II	1,917,094
285,666	Eaton Vance Municipal Income Trust	4,142,157
51,737	Federated Premier Municipal Income Fund	797,785
320,402	Invesco Municipal Trust	4,267,755
239,361	Invesco Quality Municipal Income Trust	3,166,746
176,963	Invesco Trust for Investment Grade Municipals	2,473,943
56,637	MainStay DefinedTerm Municipal Opportunities Fund	1,112,917
488,049	MFS High Income Municipal Trust	2,508,572
172,420	MFS Municipal Income Trust	1,232,803
17,901	Nuveen AMT-Free Municipal Income Fund	254,373
13,250	Nuveen Dividend Advantage Municipal Fund	195,703
148,109	Nuveen Dividend Advantage Municipal Fund 2	2,199,419
101,686	Nuveen Dividend Advantage Municipal Fund 3	1,522,239
46,950	Nuveen Enhanced Municipal Value Fund	749,792
38,705	Nuveen Investment Quality Municipal Fund, Inc.	620,054
174,544	Nuveen Municipal Advantage Fund, Inc.	2,504,706
133,491	Nuveen Municipal High Income Opportunity Fund	1,866,204
189,546	Nuveen Municipal Market Opportunity Fund, Inc.	2,695,344
172,430	Nuveen Municipal Opportunity Fund, Inc.	2,538,170
70,900	Nuveen Performance Plus Municipal Fund, Inc.	1,112,421
67,950	Nuveen Premier Municipal Income Fund, Inc.	959,454
138,778	Nuveen Premium Income Municipal Fund 4, Inc.	1,945,668
200,978	Nuveen Premium Income Municipal Fund, Inc.	2,928,249
215,375	Nuveen Quality Income Municipal Fund, Inc.	3,170,320
133,617	Nuveen Select Quality Municipal Fund, Inc.	1,958,825
131,633	PIMCO Municipal Income Fund II	1,744,137
339,355	PIMCO Municipal Income Fund III	4,106,195
316,958	Pioneer Municipal High Income Advantage Trust	4,396,207

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	CLOSED-END FUNDS (Continued)
230,243	Pioneer Municipal High Income Trust	$3,218,797
437,824	Putnam Managed Municipal Income Trust	3,349,354
241,044	Putnam Municipal Opportunities Trust	3,061,259

	TOTAL CLOSED-END FUNDS (Cost $88,072,748)	92,166,227

Principal Amount

	SHORT-TERM INVESTMENTS – 6.8%
$6,473,184	UMB Money Market Fiduciary, 0.01%[1]	6,473,184

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,473,184)	6,473,184

	TOTAL INVESTMENTS – 103.0% (Cost $94,545,932)	98,639,411
	Liabilities in Excess of Other Assets – (3.0)%	(2,829,357)

	TOTAL NET ASSETS – 100.0%	$95,810,054

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	March 31, 2016	(Depreciation)

(140)	U.S. 5 Year Treasury Note	June 2016	$(16,953,519)	$(16,962,969)	$(9,450)
(140)	U.S. 10 Year Treasury Note	June 2016	(18,287,894)	(18,254,688)	33,206
(70)	U.S. Treasury Long Bond	June 2016	(11,572,619)	(11,510,625)	61,994
TOTAL FUTURES CONTRACTS			$(46,814,032)	$(46,728,282)	$85,750

Robinson Opportunistic Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	CLOSED-END FUNDS – 96.4%
61,049	Aberdeen Asia-Pacific Income Fund, Inc.	$305,245
44,923	Advent Claymore Convertible Securities and Income Fund	593,433
316,474	AllianzGI Convertible & Income Fund	1,753,266
329,726	AllianzGI Convertible & Income Fund II	1,609,063
203,488	Alpine Global Premier Properties Fund	1,137,498
101,333	Apollo Senior Floating Rate Fund, Inc.	1,540,262
61,511	Ares Dynamic Credit Allocation Fund, Inc.	823,017
20,310	Babson Capital Global Short Duration High Yield Fund	338,974
104,090	BlackRock Ltd. Duration Income Trust	1,538,450
168,000	Calamos Convertible and High Income Fund	1,745,520
55,038	Diversified Real Asset Income Fund	869,600
242,634	Dreyfus High Yield Strategies Fund	759,444
86,561	Eaton Vance Senior Floating-Rate Trust	1,109,712
90,030	Fiduciary/Claymore MLP Opportunity Fund	987,629
64,581	Guggenheim Enhanced Equity Income Fund	470,795
100,912	Guggenheim Strategic Opportunities Fund	1,714,495
117,410	Invesco Dynamic Credit Opportunities Fund	1,262,158
9,200	Ivy High Income Opportunities Fund	117,116
47,655	John Hancock Investors Trust	735,793
60,500	Neuberger Berman High Yield Strategies Fund, Inc.	641,905
99,385	New America High Income Fund, Inc.	802,037
25,232	Nuveen Dow 30sm Dynamic Overwrite Fund	356,024
2,600	Nuveen Flexible Investment Income Fund	40,066
28,800	Nuveen Floating Rate Income Fund	290,016
91,706	Nuveen Floating Rate Income Opportunity Fund	906,972
69,597	Nuveen Real Estate Income Fund	754,431
141,164	Nuveen Senior Income Fund	832,868
72,952	Pacholder High Yield Fund, Inc.	463,245
117,183	PIMCO Corporate & Income Opportunity Fund	1,597,204
40,863	PIMCO Dynamic Credit Income Fund	712,651
75,494	PIMCO Income Opportunity Fund	1,566,501
41,500	PIMCO Income Strategy Fund II	363,125
33,766	Pioneer Diversified High Income Trust	518,983
137,106	Pioneer High Income Trust	1,376,544
15,000	Virtus Global Multi-Sector Income Fund	212,550
50,320	Voya Global Equity Dividend and Premium Opportunity Fund	356,769
39,127	Voya Infrastructure Industrials and Materials Fund	487,914
196,300	Voya Prime Rate Trust	989,352
196,042	Wells Fargo Income Opportunities Fund	1,484,038
15,000	Western Asset Emerging Markets Debt Fund, Inc.	217,800
45,069	Western Asset Emerging Markets Income Fund, Inc.	462,408

	TOTAL CLOSED-END FUNDS (Cost $34,771,250)	34,844,873

Robinson Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 1.0%
20,300	iPATH S&P 500 VIX Short-Term Futures ETN*1	$357,483

	TOTAL EXCHANGE-TRADED FUNDS (Cost $507,919)	357,483

	TOTAL INVESTMENTS – 97.4% (Cost $35,279,169)	35,202,356
	Other Assets in Excess of Liabilities – 2.6%	950,023

	TOTAL NET ASSETS – 100.0%	$36,152,379

ETN – Exchange Traded Note
*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

Robinson Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	March 31, 2016	(Depreciation)

(56)	E-mini S&P 500	June 2016	$(5,625,060)	$(5,744,200)	$(119,140)
(20)	U.S. 2 Year Treasury Note	June 2016	(4,376,150)	(4,375,000)	1,150
(50)	U.S. 5 Year Treasury Note	June 2016	(6,054,828)	(6,058,203)	(3,375)
(10)	U.S. 10 Year Treasury Note	June 2016	(1,306,278)	(1,303,906)	2,372
TOTAL FUTURES CONTRACTS			$(17,362,316)	$(17,481,309)	$(118,993)

Robinson Funds
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Note 1 – Organization
Robinson Tax Advantaged Income Fund (“Tax Advantaged Income” or “Tax Advantaged Income Fund”) and Robinson Opportunistic Income Fund (“Opportunistic Income” or “Opportunistic Income Fund”) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Tax Advantaged Income Fund seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes. The Fund commenced investment operations on September 30, 2014, with three classes of shares: Class A, Class C and Institutional Class.

The Opportunistic Income Fund seeks total return with an emphasis on providing current income. The Fund commenced investment operations on December 31, 2015, with three classes of shares: Class A, Class C and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at bid price, or if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost. The Funds value exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Robinson Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Closed-End Funds
The Funds invest in shares of closed-end funds (“CEFs”). Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s). The closed-end funds in which the Funds will invest may be leveraged. As a result, the Funds may be exposed indirectly to leverage through investment in a closed-end fund. An investment in securities of a closed-end fund that uses leverage may expose the Funds to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

(c) Municipal Bonds Risk
The underlying closed-end funds in which the Funds invest will invest primarily in municipal bonds. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal bonds. If the Internal Revenue Service (the “IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could significantly decline in value.

(d) Futures Contracts
The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Funds intend primarily to invest in short positions on U.S. Treasury Futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Funds may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Funds being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Funds.

Robinson Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(e) Short Sales
The Funds and the CEFs held by the Funds may sell securities short. Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Robinson Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

Note 3 – Federal Income Taxes
At March 31, 2016, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Tax Advantaged Fund	Opportunistic Income Fund
Cost of investments	$94,698,434	$35,279,169
Gross unrealized appreciation	$4,117,055	$1,349,997
Gross unrealized depreciation	(176,078)	(1,426,810)
Net unrealized appreciation/(depreciation) on investments	$3,940,977	$(76,813)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Robinson Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s assets carried at fair value:

Tax Advantaged Income Fund	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Closed-End Funds	$92,166,227	$-	$-	$92,166,227
Short-Term Investments	6,473,184	-	-	6,473,184
Total Investments	$98,639,411	$-	$-	$98,639,411
Other Financial Instruments*
Futures Contracts	95,200	-	-	95,200
Total Assets	$98,734,611	$-	$-	$98,734,611
Liabilities
Other Financial Instruments*
Futures Contracts	$9,450	$-	$-	$9,450
Total Liabilities	$9,450	$-	$-	$9,450

Opportunistic Income Fund	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Closed-End Funds	$34,844,873	$-	$-	$34,844,873
Exchange-Traded Funds	357,483	-	-	357,483
Total Investments	$35,202,356	$-	$-	$35,202,356
Other Financial Instruments*
Futures Contracts	3,522	-	-	3,522
Total Assets	$35,205,878	$-	$-	$35,205,878
Liabilities
Other Financial Instruments*
Futures Contracts	$122,515	$-	$-	$122,515
Total Liabilities	$122,515	$-	$-	$122,515

*	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	The Funds did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	5/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	5/27/2016

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/27/2016